Commitments and Contingencies (Tables)	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Summary of Contingent Consideration Charges Recorded to Consolidated Statement of Operations

A summary of amounts recorded to the Consolidated Statement of Operations is as follows:

Statement of Operations Line Item – Fiscal 2012	Sentinelle Medical	Interlace	TCT	Healthcome	Total
Contingent consideration—compensation expense	$—	—	$75,459	$5,572	$81,031
Contingent consideration—fair value adjustments	(3,364)	41,830	—	—	38,466

	$(3,364)	$41,830	$75,459	$5,572	$119,497

Statement of Operations Line Item – Fiscal 2011	Sentinelle Medical	Interlace	TCT	Healthcome	Total
Contingent consideration—compensation expense	$—	$2,102	$17,581	$319	$20,002
Contingent consideration—fair value adjustments	(14,328)	6,312	—	—	(8,016)

	$(14,328)	$8,414	$17,581	$319	$11,986

Future Minimum Lease Payments, Including Principal and Interest

Future minimum lease payments, including principal and interest, under these leases were as follows at September 29, 2012:

Fiscal 2013	$2,764
Fiscal 2014	2,822
Fiscal 2015	2,883
Fiscal 2016	3,054
Fiscal 2017	3,119
Thereafter	3,225

Total minimum payments	17,867
Less-amount representing interest	(4,956)

Total	$12,911

Future Minimum Lease Payments Under All Operating Leases

Future minimum lease payments under all of the Company’s operating leases at September 29, 2012 are as follows:

Fiscal 2013	$21,415
Fiscal 2014	18,228
Fiscal 2015	13,231
Fiscal 2016	11,425
Fiscal 2017	10,049
Thereafter	42,871

Total	$117,219

Future minimum payments under operating leases as of December 31, 2011 are as follows (in thousands):

Years Ending December 31,
2012	$3,210
2013	2,898
2014	2,549
2015	1,589
2016	1,224
Thereafter	19,160

Total	$30,630

Future Minimum Annual Rental Income Payments Under Sublease Agreements	The future minimum annual rental income payments under these sublease agreements at September 29, 2012 are as follows:

Fiscal 2013	$1,574
Fiscal 2014	1,550
Fiscal 2015	912

Total	$4,036

Future Minimum Payments Under Purchase and Royalty Commitments

Future minimum payments under purchase and royalty commitments as of December 31, 2011 are as follows (in thousands):

Years Ending December 31,
2012	$52,883
2013	9,472
2014	4,521
2015	4,934
2016	860
Thereafter	6,979

Total (1)	$79,649

(1)	Includes $12.8 million of instrument purchase commitments from third parties.